Trade payables (Details) - Consolidated entity - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other current payables [Line Items]
Payables	€ 2,394	€ 815
Invoices to be received	1,601	375
Trade payables	€ 3,995	€ 1,190